DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Derivative financial instruments according to type of hedge designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2013
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$15,754	0.1	$366
Mandatory commitments to sell mortgage loans	35,412	0.1	128
Total	$51,166	0.1	$494

	2012
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$10,000	2.0	$(739)

No hedge designation
Rate-lock mortgage loan commitments	$40,221	0.1	$1,368
Mandatory commitments to sell mortgage loans	88,325	0.1	(122)
Amended Warrant	2,504	6.0	(459)
Total	$131,050	0.2	$787

Fair value of derivative instruments
The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2013		2012		2013		2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements		$-		$-	Other liabilities	$-	Other liabilities	$739
Total		-		-		-		739

Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	366	Other assets	1,368	Other liabilities	-	Other liabilities	-
Mandatory commitments to sell mortgage loans	Other assets	128	Other assets	-	Other liabilities	-	Other liabilities	122
Amended Warrant	Other assets	-	Other assets	-	Other liabilities	-	Other liabilities	459
Total		494		1,368		-		581

Total derivatives		$494		$1,368		$-		$1,320

Effect of derivative financial instruments on consolidated statement of operation
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized	Gain (Loss) Recognized in Income(1)
	2013	2012	2011	Portion)	2013	2012	2011	in Income (1)	2013	2012	2011
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$(37)	$(127)	$(512)	Interest expense	$(397)	$(927)	$(1,443)	Interest expense	$-	$-	$-
Interest-rate cap agreements	-	-	30	Interest expense	-	-	(15)	Interest expense	-	-	-
Total	$(37)	$(127)	$(482)		$(397)	$(927)	$(1,458)		$-	$-	$-

No hedge designation
Rate-lock mortgage loan commitments								Mortgage loan gains	$(1,002)	$511	$457
Mandatory commitments to sell mortgage loans								Mortgage loan gains	250	484	(1,981)
Amended Warrant								Decrease in fair value of U.S. Treasury warrant	(1,025)	(285)	1,137
Total									$(1,777)	$710	$(387)

(1) For cash flow hedges, this location and amount refers to the ineffective portion.